Property, equipment, intangible assets and leases - Summary of intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 2,502,045	R$ 844,182	R$ 820,975
Additions other than through business combinations, intangible assets other than goodwill	185,404	130,219	82,412
Business combinations	(101,872)	(1,690,160)	(60,037)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(15,127)	(30,200)	(19,626)
Increase (decrease) through transfers, intangible assets and goodwill	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	387	1,494	(3,987)
Amortisation, intangible assets other than goodwill	(140,132)	(133,810)	(95,629)
Ending balance	2,634,449	2,502,045	844,182
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	158,981	88,339	152,332
Additions other than through business combinations, intangible assets other than goodwill	5,042	22,387	13,655
Business combinations	0	(46,916)	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	(15,127)	(4,945)	(7,337)
Increase (decrease) through transfers, intangible assets and goodwill	(28,677)	77,964	10,125
Increase (decrease) through net exchange differences, intangible assets and goodwill	164	0	(3,986)
Amortisation, intangible assets other than goodwill	(50,770)	(71,680)	(76,450)
Ending balance	69,613	158,981	88,339
Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,833,407	595,222	542,745
Additions other than through business combinations, intangible assets other than goodwill	4,620	0	0
Business combinations	(103,544)	(1,257,605)	(60,037)
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	(19,420)	(156)
Increase (decrease) through transfers, intangible assets and goodwill	(20,222)	0	(7,404)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0	0
Amortisation, intangible assets other than goodwill	0	0	0
Ending balance	1,921,349	1,833,407	595,222
Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	432,974	61,504	92,489
Additions other than through business combinations, intangible assets other than goodwill	0	58,692	13,000
Business combinations	(1,633)	(355,730)	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	0	(12,133)
Increase (decrease) through transfers, intangible assets and goodwill	(9,911)	(7,876)	(21,189)
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0	0
Amortisation, intangible assets other than goodwill	(62,449)	(35,076)	(10,663)
Ending balance	358,981	432,974	61,504
Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,958	12,540	2,567
Additions other than through business combinations, intangible assets other than goodwill	0	0	0
Business combinations	(39)	(29,909)	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	(3,113)	0
Increase (decrease) through transfers, intangible assets and goodwill	18,245	7,090	18,468
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	0	0
Amortisation, intangible assets other than goodwill	(14,254)	(11,468)	(8,495)
Ending balance	38,910	34,958	12,540
Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,725	86,577	30,842
Additions other than through business combinations, intangible assets other than goodwill	175,742	49,140	55,757
Business combinations	0	0	0
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	(2,722)	0
Increase (decrease) through transfers, intangible assets and goodwill	40,565	(77,178)	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	223	1,494	(1)
Amortisation, intangible assets other than goodwill	(12,659)	(15,586)	(21)
Ending balance	245,596	41,725	86,577
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,784,476	1,124,343
Ending balance	3,000,793	2,784,476	1,124,343
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	302,560	276,195
Ending balance	197,295	302,560	276,195
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,833,407	595,222
Ending balance	1,921,349	1,833,407	595,222
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	555,674	141,252
Ending balance	492,886	555,674	141,252
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,110	25,000
Ending balance	122,797	51,110	25,000
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41,725	86,674
Ending balance	266,466	41,725	86,674
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(282,431)	(280,161)
Ending balance	(366,344)	(282,431)	(280,161)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(143,579)	(187,856)
Ending balance	(127,682)	(143,579)	(187,856)
Accumulated impairment [member] | Goodwill [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(122,700)	(79,748)
Ending balance	(133,905)	(122,700)	(79,748)
Accumulated impairment [member] | Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,152)	(12,460)
Ending balance	(83,887)	(16,152)	(12,460)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(97)
Ending balance	R$ (20,870)	R$ 0	R$ (97)